COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 120,219	$ 68,562	$ 229,452
Expenses
Operating expenses	98,541	69,391	260,909
General and administrative	8,737	8,522	7,469
Acquisition and transaction expenses	14,826	1,658	9,134
Management fees and incentive allocation to affiliate	15,638	13,073	16,541
Depreciation and amortization	54,016	31,114	33,128
Asset impairment	0	0	4,726
Total expenses	191,758	123,758	331,907
Other (expense) income
Equity in losses of unconsolidated entities	(13,499)	(3,107)	(546)
Gain (loss) on sale of assets, net	16	(8)	121,296
Loss on extinguishment of debt	0	(4,724)	0
Interest expense	(16,019)	(10,764)	(17,907)
Other (expense) income	(8,930)	92	2,857
Total other (expense) income	(38,432)	(18,511)	105,700
(Loss) income before income taxes	(109,971)	(73,707)	3,245
(Benefit from) provision for income taxes	(3,630)	(1,984)	14,384
Net loss	(106,341)	(71,723)	(11,139)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	(26,472)	(16,522)	(17,571)
Net (loss) income attributable to Parent	$ (79,869)	$ (55,201)	$ 6,432